T. ROWE PRICE U.S. EQUITY RESEARCH ETF

March 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 7.9%
Diversified Telecommunication Services 0.6%
AT&T	3,036	58
Verizon Communications	2,049	80
		138
Entertainment 1.4%
Activision Blizzard	634	54
Netflix (1)	367	127
Walt Disney (1)	1,743	175
		356
Interactive Media & Services 4.9%
Alphabet, Class A (1)	3,431	356
Alphabet, Class C (1)	4,950	515
Meta Platforms, Class A (1)	1,643	348
		1,219
Media 0.1%
Comcast, Class A	919	35
		35
Wireless Telecommunication Services 0.9%
T-Mobile US (1)	1,570	227
		227
Total Communication Services		1,975
CONSUMER DISCRETIONARY 9.9%
Automobile Components 0.1%
Aptiv (1)	74	8
Magna International	375	20
Mobileye Global, Class A (1)	134	6
		34
Automobiles 1.0%
Tesla (1)	1,210	251
		251
Broadline Retail 2.7%
Amazon.com (1)	6,521	674
		674
Distributors 0.1%
Genuine Parts	100	17
		17
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (1)	245	19
		19
Hotels Restaurants & Leisure 2.6%
Booking Holdings (1)	33	88
Chipotle Mexican Grill (1)	42	72
Hilton Worldwide Holdings	557	78
Las Vegas Sands (1)	988	57
Marriott International, Class A	145	24
McDonald's	619	173
MGM Resorts International	865	38
Starbucks	750	78
Wynn Resorts (1)	315	35
		643
Household Durables 0.1%
NVR (1)	7	39
		39
Specialty Retail 2.6%
AutoZone (1)	23	57
Burlington Stores (1)	228	46
Home Depot	804	237
Lowe's	278	56
O'Reilly Automotive (1)	92	78
Ross Stores	670	71
TJX	730	57
Ulta Beauty (1)	70	38
		640
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Class B	1,250	153
		153
Total Consumer Discretionary		2,470
CONSUMER STAPLES 7.1%
Beverages 2.3%
Coca-Cola	3,029	188
Constellation Brands, Class A	373	84
Keurig Dr Pepper	1,409	50
Monster Beverage (1)	1,396	75
PepsiCo	937	171
		568
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale	326	162
Dollar General	244	51
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Dollar Tree (1)	236	34
Sysco	500	39
Walmart	1,222	180
		466
Food Products 0.6%
Conagra Brands	361	14
Darling Ingredients (1)	243	14
Kraft Heinz	394	15
Mondelez International	1,526	107
		150
Household Products 1.2%
Colgate-Palmolive	164	12
Kimberly-Clark	188	25
Procter & Gamble	1,825	272
		309
Personal Care Products 0.2%
Estee Lauder, Class A	253	62
		62
Tobacco 0.9%
Altria Group	1,333	59
Philip Morris International	1,663	162
		221
Total Consumer Staples		1,776
ENERGY 4.4%
Energy Equipment & Services 0.4%
Halliburton	1,325	42
NOV	751	14
Schlumberger	833	41
		97
Oil, Gas & Consumable Fuels 4.0%
Chevron	1,286	210
ConocoPhillips	1,551	154
EOG Resources	640	73
Exxon Mobil	3,224	354
Hess	402	53
Marathon Petroleum	523	70
Pioneer Natural Resources	116	24
Suncor Energy	561	17
TotalEnergies, ADR	456	27
Valero Energy	180	25
		1,007
Total Energy		1,104
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 13.7%
Banks 3.3%
Bank of America	4,195	120
Citigroup	1,432	67
Citizens Financial Group	114	4
Fifth Third Bancorp	2,254	60
First Republic Bank	86	1
Huntington Bancshares	4,115	46
JPMorgan Chase	2,041	266
PNC Financial Services Group	50	7
Regions Financial	500	9
US Bancorp	2,062	74
Wells Fargo	4,412	165
Western Alliance Bancorp	140	5
		824
Capital Markets 2.6%
Ameriprise Financial	13	4
Ares Management	509	42
Bank of New York Mellon	96	4
BlackRock	16	11
Blue Owl Capital	381	4
Cboe Global Markets	250	34
Charles Schwab	1,791	94
CME Group	160	31
Goldman Sachs Group	177	58
Intercontinental Exchange	641	67
Invesco	237	4
MarketAxess Holdings	60	24
Moody's	170	52
Morgan Stanley	1,187	104
MSCI	54	30
S&P Global	218	75
State Street	264	20
		658
Consumer Finance 0.4%
American Express	374	62
Capital One Financial	118	11
Discover Financial Services	168	17
		90
Financial Services 5.2%
Apollo Global Management	661	42
Berkshire Hathaway, Class B (1)	1,039	321
Corebridge Financial	2,561	41
Equitable Holdings	1,888	48
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Fiserv (1)	1,095	124
FleetCor Technologies (1)	539	113
Global Payments	677	71
Mastercard, Class A	651	236
Visa, Class A	1,347	304
Voya Financial	41	3
		1,303
Insurance 2.2%
American International Group	1,792	90
Assurant	84	10
Chubb	661	128
Hartford Financial Services Group	1,406	98
Marsh & McLennan	407	68
MetLife	1,374	80
Progressive	48	7
RenaissanceRe Holdings	267	53
		534
Total Financials		3,409
HEALTH CARE 14.6%
Biotechnology 2.3%
AbbVie	1,350	215
Amgen	292	71
Biogen (1)	153	43
Gilead Sciences	298	25
Incyte (1)	60	4
Moderna (1)	185	28
Regeneron Pharmaceuticals (1)	115	95
Vertex Pharmaceuticals (1)	268	84
		565
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	656	66
Becton Dickinson	527	130
Boston Scientific (1)	298	15
Dentsply Sirona	500	20
Dexcom (1)	534	62
GE HealthCare Technologies (1)	57	5
Intuitive Surgical (1)	456	116
Medtronic	268	22
STERIS	255	49
Stryker	272	78
Teleflex	100	25
Zimmer Biomet Holdings	464	60
		648
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Health Care Providers & Services 3.2%
AmerisourceBergen	258	41
Centene (1)	58	4
Cigna	183	47
CVS Health	268	20
Elevance Health	263	121
HCA Healthcare	94	25
Humana	162	79
McKesson	185	66
Molina Healthcare (1)	133	35
UnitedHealth Group	764	361
		799
Health Care Technology 0.0%
Veeva Systems, Class A (1)	27	5
		5
Life Sciences Tools & Services 2.0%
Agilent Technologies	597	83
Charles River Laboratories International (1)	100	20
Danaher	466	117
Illumina (1)	110	26
IQVIA Holdings (1)	72	14
Mettler-Toledo International (1)	20	31
Thermo Fisher Scientific	333	192
West Pharmaceutical Services	42	14
		497
Pharmaceuticals 4.5%
AstraZeneca, ADR	479	33
Bristol-Myers Squibb	672	47
Eli Lilly	849	292
Johnson & Johnson	1,433	222
Merck	1,949	207
Novo Nordisk, ADR	463	74
Pfizer	2,259	92
Viatris	5,097	49
Zoetis	628	104
		1,120
Total Health Care		3,634
INDUSTRIALS & BUSINESS SERVICES 7.6%
Aerospace & Defense 1.5%
Boeing (1)	272	58
General Dynamics	220	50
Huntington Ingalls Industries	70	14
L3Harris Technologies	245	48
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Northrop Grumman	123	57
Raytheon Technologies	713	70
Textron	51	4
TransDigm Group	86	63
		364
Air Freight & Logistics 0.2%
FedEx	226	52
United Parcel Service, Class B	25	5
		57
Building Products 0.4%
Carrier Global	1,119	51
Johnson Controls International	300	18
Trane Technologies	98	18
		87
Commercial Services & Supplies 0.5%
Cintas	60	28
Copart (1)	300	22
Republic Services	80	11
Waste Connections	472	66
		127
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (1)	102	5
		5
Electrical Equipment 0.5%
AMETEX	376	54
Emerson Electric	100	9
Rockwell Automation	167	49
		112
Ground Transportation 1.2%
Canadian Pacific Railway	506	39
CSX	2,411	72
JB Hunt Transport Services	249	44
Norfolk Southern	60	13
Old Dominion Freight Line	248	84
Saia (1)	139	38
		290
Industrial Conglomerates 1.8%
General Electric	1,992	190
Honeywell International	741	142
Roper Technologies	286	126
		458
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 1.2%
Cummins	421	101
Ingersoll Rand	953	55
Otis Worldwide	534	45
PACCAR	427	31
Stanley Black & Decker	790	64
		296
Passenger Airlines 0.1%
Southwest Airlines	876	29
United Airlines Holdings (1)	76	3
		32
Professional Services 0.2%
Broadridge Financial Solutions	68	10
CoStar Group (1)	458	31
TransUnion	109	7
		48
Trading Companies & Distributors 0.0%
United Rentals	14	6
		6
Total Industrials & Business Services		1,882
INFORMATION TECHNOLOGY 26.5%
Communications Equipment 0.4%
Arista Networks (1)	406	68
Cisco Systems	726	38
		106
Electronic Equipment, Instruments & Components 0.4%
Amphenol, Class A	22	2
Teledyne Technologies (1)	127	57
Trimble (1)	644	33
		92
IT Services 1.0%
Accenture, Class A	833	238
Cognizant Technology Solutions, Class A	192	12
MongoDB (1)	24	5
		255
Semiconductors & Semiconductor Equipment 7.1%
Advanced Micro Devices (1)	2,428	238
Analog Devices	27	5
Applied Materials	36	4
ASML Holding NV	128	87
Broadcom	293	188
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Enphase Energy (1)	60	13
Entegris	600	49
First Solar (1)	45	10
KLA	69	28
Lam Research	145	77
Marvell Technology	2,213	96
Micron Technology	72	4
Monolithic Power Systems	201	101
NVIDIA	2,264	629
ON Semiconductor (1)	1,050	86
Qorvo (1)	100	10
QUALCOMM	637	81
Skyworks Solutions	140	17
SolarEdge Technologies (1)	60	18
Teradyne	240	26
Texas Instruments	16	3
		1,770
Software 10.3%
Adobe (1)	303	117
Atlassian, Class A (1)	30	5
Black Knight (1)	81	5
Cadence Design Systems (1)	348	73
Descartes Systems Group (1)	290	23
DocuSign (1)	265	15
Fortinet (1)	906	60
Intuit	243	108
Microsoft	5,740	1,655
NortonLifeLock	1,972	34
Salesforce.com (1)	1,471	294
ServiceNow (1)	134	62
Synopsys (1)	242	94
Workday (1)	27	6
Zoom Video Communications, Class A (1)	76	6
		2,557
Technology Hardware, Storage & Peripherals 7.3%
Apple	10,662	1,758
Pure Storage, Class A (1)	1,645	42
Western Digital (1)	794	30
		1,830
Total Information Technology		6,610
MATERIALS 2.8%
Chemicals 1.8%
Air Products & Chemicals	192	55
CF Industries Holdings	490	36
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Corteva	37	2
FMC	151	19
Linde	602	214
Nutrien	186	14
RPM International	314	27
Sherwin-Williams	389	87
		454
Construction Materials 0.1%
Vulcan Materials	173	30
		30
Containers & Packaging 0.5%
Avery Dennison	206	37
Ball	624	34
International Paper	124	5
Packaging of America	124	17
Sealed Air	304	14
WestRock	521	16
		123
Metals & Mining 0.3%
Freeport-McMoRan	500	20
Reliance Steel & Aluminum	140	36
Steel Dynamics	98	11
		67
Paper & Forest Products 0.1%
West Fraser Timber	235	17
		17
Total Materials		691
REAL ESTATE 2.3%
Health Care REITs 0.1%
Welltower, REIT	564	40
		40
Industrial REITs 0.5%
Prologis, REIT	744	93
Rexford Industrial Realty, REIT	478	28
		121
Office REITs 0.1%
Alexandria Real Estate Equities, REIT	124	16
		16
Residential REITs 0.3%
American Homes 4 Rent, Class A, REIT	229	7
AvalonBay Communities, REIT	112	19
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Camden Property Trust, REIT	53	5
Equity LifeStyle Properties, REIT	188	13
Essex Property Trust, REIT	115	24
Sun Communities, REIT	28	4
		72
Retail REITs 0.1%
Simon Property Group, REIT	235	26
		26
Specialized REITs 1.2%
American Tower, REIT	227	46
Equinix, REIT	96	69
Extra Space Storage, REIT	164	27
Public Storage, REIT	137	42
SBA Communications, REIT	395	103
Weyerhaeuser, REIT	387	12
		299
Total Real Estate		574
UTILITIES 2.9%
Electric Utilities 1.7%
American Electric Power	52	5
Evergy	800	49
Exelon	74	3
FirstEnergy	1,056	42
NextEra Energy	845	65
PG&E (1)	6,276	102
Southern	2,202	153
Xcel Energy	168	11
		430
Multi-Utilities 1.2%
Ameren	793	68
CMS Energy	600	37
Dominion Energy	1,732	97
DTE Energy	248	27
Sempra Energy	250	38
WEC Energy Group	326	31
		298
Total Utilities		728
Total Common Stocks (Cost $24,124)		24,853
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.70% (2)	93,342	93
Total Short-Term Investments (Cost $93)		93
Total Investments in Securities 100.1% of Net Assets (Cost $24,217)		$24,946
Other Assets Less Liabilities (0.1%)		(15)
Net Assets 100.0%		$24,931

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price  U.S. Equity Research ETF (the fund)is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Security Valuation
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE  2  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF967-054Q1
03/2023